SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Revenues	$ 9,717	$ 687	$ 19,498	$ 6,248
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Revenues		$ 204		$ 1,258